Property, plant and equipment (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment
Beginning balance		R$ 38,771
Ending balance		57,721	R$ 38,771
Balance as of December 31		57,721	38,771
Cost
Property, plant and equipment
Beginning balance		76,880	58,570
Exchange rate changes		974	3,269
Spin-off		(1,070)
Addition due to business combination		9,149
Additions		25,742	19,626
Disposals		3,094	4,585
Transfers		0	0
Ending balance		108,581	76,880	R$ 58,570
Balance as of December 31		108,581	76,880	58,570
Depreciation
Property, plant and equipment
Beginning balance		(38,109)	(30,642)	(27,844)
Exchange rate changes		(199)	(954)	(96)
Spin-off		292		1,016
Depreciation additions		(15,073)	(10,493)	(8,342)
Disposals		(2,229)	(3,980)	(4,624)
Ending balance		(50,860)	(38,109)	(30,642)
Balance as of December 31		(50,860)	(38,109)	(30,642)
IT equipment
Property, plant and equipment
Beginning balance		15,407
Ending balance		35,230	15,407
Balance as of December 31		35,230	15,407
IT equipment | Cost
Property, plant and equipment
Beginning balance		34,852	24,013
Exchange rate changes		386	1,285
Spin-off		(128)
Addition due to business combination		7,379
Additions		22,527	11,315
Disposals		1,376	1,761
Transfers		0	0
Ending balance		63,640	34,852	24,013
Balance as of December 31		63,640	34,852	24,013
IT equipment | Depreciation
Property, plant and equipment
Beginning balance		(19,445)	(15,092)	(15,151)
Exchange rate changes		(214)	(565)	(48)
Spin-off		10		575
Depreciation additions		(9,625)	(5,386)	(3,850)
Disposals		(864)	(1,598)	(3,382)
Ending balance		(28,410)	(19,445)	(15,092)
Balance as of December 31		(28,410)	(19,445)	(15,092)
Furniture and fixtures
Property, plant and equipment
Beginning balance		6,364
Ending balance		6,283	6,364
Balance as of December 31		6,283	6,364
Furniture and fixtures | Cost
Property, plant and equipment
Beginning balance		12,941	11,903
Exchange rate changes		176	760
Spin-off		(4)
Addition due to business combination		1,018
Additions		301	1,365
Disposals		563	1,091
Transfers		0	4
Ending balance		13,869	12,941	11,903
Balance as of December 31		13,869	12,941	11,903
Furniture and fixtures | Depreciation
Property, plant and equipment
Beginning balance		(6,577)	(5,680)	(5,340)
Exchange rate changes		(42)	(207)	(22)
Spin-off		2		80
Depreciation additions		(1,451)	(1,616)	(1,486)
Disposals		(482)	(926)	(1,088)
Ending balance		(7,586)	(6,577)	(5,680)
Balance as of December 31		(7,586)	(6,577)	(5,680)
Vehicles
Property, plant and equipment
Beginning balance		27
Ending balance		0	27
Balance as of December 31		0	27
Vehicles | Cost
Property, plant and equipment
Beginning balance		86	295
Exchange rate changes		0	69
Spin-off		0
Addition due to business combination		0
Additions		0	0
Disposals		86	278
Transfers		0	0
Ending balance		0	86	295
Balance as of December 31		0	86	295
Vehicles | Depreciation
Property, plant and equipment
Beginning balance		(59)	(109)	(159)
Exchange rate changes		0	(28)	(5)
Spin-off		0		0
Depreciation additions		(5)	(50)	(78)
Disposals		(64)	(128)	(133)
Ending balance		0	(59)	(109)
Balance as of December 31		0	(59)	(109)
Leasehold improvements
Property, plant and equipment
Beginning balance	[1]	16,460
Ending balance	[1]	16,051	16,460
Balance as of December 31	[1]	16,051	16,460
Leasehold improvements | Cost
Property, plant and equipment
Beginning balance		28,292	22,345
Exchange rate changes		375	1,155
Spin-off		0
Addition due to business combination		752
Additions		1,052	461
Disposals		909	1,352
Transfers		1,353	5,683
Ending balance		30,915	28,292	22,345
Balance as of December 31		30,915	28,292	22,345
Leasehold improvements | Depreciation
Property, plant and equipment
Beginning balance		(11,832)	(9,761)	(7,194)
Exchange rate changes		57	(154)	(21)
Spin-off		0		361
Depreciation additions		(3,908)	(3,245)	(2,928)
Disposals		(819)	(1,328)	(21)
Ending balance		(14,864)	(11,832)	(9,761)
Balance as of December 31		(14,864)	(11,832)	(9,761)
Property, plant and equipment in progress
Property, plant and equipment
Beginning balance		222
Ending balance		157	222
Balance as of December 31		157	222
Property, plant and equipment in progress | Cost
Property, plant and equipment
Beginning balance		222	14
Exchange rate changes		37	0
Spin-off		(313)
Addition due to business combination		0
Additions		1,724	5,998
Disposals		160	103
Transfers		(1,353)	(5,687)
Ending balance		157	222	14
Balance as of December 31		157	222	14
Property, plant and equipment in progress | Depreciation
Property, plant and equipment
Beginning balance		0	0	0
Exchange rate changes		0	0	0
Spin-off		0		0
Depreciation additions		0	0	0
Disposals		0	0	0
Ending balance		0	0	0
Balance as of December 31		0	0	0
Hardware devices
Property, plant and equipment
Beginning balance		291
Ending balance		0	291
Balance as of December 31		0	291
Hardware devices | Cost
Property, plant and equipment
Beginning balance		487	0
Exchange rate changes		0	0
Spin-off		(625)
Addition due to business combination		0
Additions		138	487
Disposals		0	0
Transfers		0	0
Ending balance		0	487	0
Balance as of December 31		0	487	0
Hardware devices | Depreciation
Property, plant and equipment
Beginning balance		(196)	0	0
Exchange rate changes		0	0	0
Spin-off		280		0
Depreciation additions		(84)	(196)	0
Disposals		0	0	0
Ending balance		0	(196)	0
Balance as of December 31		R$ 0	R$ (196)	R$ 0

[1]	Improvements are depreciated on a straight-line basis based over the duration of the lease agreement.